Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%	22.70%	8.99%
Wilshire 2500 Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	17.55%	14.78%